GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets with Indefinite Useful lives) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	$ 365	$ 3,964
Immco Diagnostic C G U Member
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	0	2,069
Fitzgerald Industries International CGU Trade Name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	0	970
Fitzgerald Industries International CGU RDI Trade Name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	0	560
Primus Corporation CGU Trade Name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	$ 365	$ 365